Note 12 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 145,489	$ 134,803
Subordinate Non-controlling Interest Shares	2,100,000
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.27	$ 1.76
Pro Forma [Member]
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.88
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 129,087	$ 126,007